UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014*

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® COMMODITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 60.0%
Asset-Backed & Securitized - 7.7%
AmeriCredit Automobile Receivables Trust, “A2”, 1.15%, 2016	$990,000	$991,027
ARI Fleet Lease Trust, “A”, FRN, 0.71%, 2020 (n)	518,389	519,391
ARI Fleet Lease Trust, “A”, FRN, 0.46%, 2021 (n)	595,336	594,638
Babson Ltd., CLO, “A1”, FRN, 0.486%, 2019 (n)	160,811	159,633
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.537%, 2016	1,120,000	1,120,651
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	21,154	21,687
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 2019 (n)	691,189	680,866
Chesapeake Funding LLC, “A”, FRN, 0.914%, 2023 (n)	748,989	751,713
Chesapeake Funding LLC, “A”, FRN, 0.614%, 2025 (n)	1,450,000	1,446,068
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 2016 (n)	1,350,000	1,350,683
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	800,000	879,078
CNH Equipment Trust, “A2”, 0.45%, 2016	330,510	330,541
CNH Equipment Trust, “A2”, 0.63%, 2017	900,000	901,134
CNH Wholesale Master Note Trust, “A”, FRN, 0.76%, 2019 (n)	1,444,000	1,445,841
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	250,000	251,582
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.759%, 2039	582,396	646,740
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 2046	661,928	733,155
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 2016	900,000	900,704
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	273,569	273,567
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.51%, 2016	790,000	790,348
GE Equipment Small Ticket LLC, “A2”, 1.11%, 2016 (n)	920,000	921,215
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	1,610,000	1,610,741
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.711%, 2027 (n)	2,000,000	2,003,750
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	123,333	123,498
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 2045 (n)	510,000	510,000
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	1,360,000	1,361,458
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 2015 (n)	883,120	883,390
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	1,400,000	1,403,354
John Deere Owner Trust, “A2”, 0.55%, 2016	470,000	470,258
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	795,000	873,571
Kingsland III Ltd., “A1”, CDO, FRN, 0.452%, 2021 (n)	609,147	603,231
Mercedes Benz Master Owner Trust, FRN, 0.43%, 2016 (n)	1,200,000	1,200,096
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 2015	1,600,000	1,599,939
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.43%, 2016	1,800,000	1,800,529
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.46%, 2018	1,300,000	1,299,732
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	15,266	15,265
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016 (n)	1,030,000	1,030,501
Race Point CLO Ltd., “A1A”, FRN, 0.441%, 2021 (n)	1,028,539	1,014,642
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	151,187	151,198
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	295,198	295,194
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 2017	2,000,000	2,000,638
Smart Trust, “A2B”, FRN, 0.49%, 2015 (n)	384,734	384,795
Smart Trust, “A2B”, FRN, 0.41%, 2015	712,711	712,238
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	2,474,253	2,473,691

		$39,531,971
Automotive - 2.7%
American Honda Finance Corp., 1.6%, 2018 (n)	$388,000	$387,598
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	464,747
American Honda Finance Corp., 1%, 2015 (n)	810,000	816,116
American Honda Finance Corp., FRN, 0.462%, 2014 (n)	570,000	570,940
American Honda Finance Corp., FRN, 0.611%, 2016 (n)	700,000	702,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Daimler Finance North America LLC, 2.4%, 2017 (n)	$520,000	$533,167
Daimler Finance North America LLC, FRN, 0.842%, 2015 (n)	1,200,000	1,204,306
Daimler Finance North America LLC, FRN, 0.856%, 2014 (n)	640,000	640,561
Daimler Finance North America LLC, FRN, 0.921%, 2016 (n)	480,000	482,604
Ford Motor Credit Co. LLC, 4.207%, 2016	360,000	383,293
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	603,656
Hyundai Capital America, 1.625%, 2015 (n)	710,000	716,930
Nissan Motor Acceptance Corp., FRN, 0.945%, 2016 (n)	1,180,000	1,186,019
RCI Banque S.A., FRN, 2.111%, 2014 (n)	750,000	750,950
Toyota Motor Credit Corp., 3.2%, 2015	600,000	622,205
Toyota Motor Credit Corp., FRN, 0.627%, 2019	1,620,000	1,620,799
Volkswagen International Finance N.V., 1.125%, 2016 (n)	570,000	570,237
Volkswagen International Finance N.V., FRN, 0.995%, 2014 (n)	1,100,000	1,100,924
Volkswagen International Finance N.V., FRN, 0.837%, 2014 (n)	500,000	501,786

		$13,858,862
Banks & Diversified Financials (Covered Bonds) - 1.2%
Australia & New Zealand Banking Group, FRN, 0.852%, 2015 (n)	$310,000	$311,925
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	1,026,030
Commonwealth Bank of Australia, 0.75%, 2016 (n)	840,000	841,487
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	1,000,000	998,610
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	700,000	718,263
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,097,102
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	402,000
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	780,428

		$6,175,845
Broadcasting - 0.2%
WPP Finance, 8%, 2014	$880,000	$918,855

Brokerage & Asset Managers - 0.3%
BlackRock, Inc., 3.5%, 2014	$750,000	$769,839
BlackRock, Inc., 1.375%, 2015	500,000	506,690
Franklin Resources, Inc., 1.375%, 2017	182,000	179,745

		$1,456,274
Cable TV - 0.5%
DIRECTV Holdings LLC, 4.75%, 2014	$500,000	$513,855
DIRECTV Holdings LLC, 2.4%, 2017	520,000	533,206
NBCUniversal Enterprise Co., FRN, 0.775%, 2016 (n)	870,000	873,791
NBCUniversal Media LLC, 2.1%, 2014	400,000	401,106

		$2,321,958
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$720,000	$729,393

Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$718,897

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.492%, 2018	$910,000	$908,473

Conglomerates - 0.7%
ABB Finance (USA), Inc., 1.625%, 2017	$495,000	$494,914
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	843,000	869,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
General Electric Co., 0.85%, 2015	$450,000	$452,329
Pentair Finance S.A., 1.35%, 2015	1,510,000	1,520,890
United Technologies Corp., FRN, 0.739%, 2015	460,000	462,869

		$3,800,396
Consumer Products - 0.7%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	$530,000	$533,023
Mattel, Inc., 1.7%, 2018	226,000	224,426
Mattel, Inc., 2.5%, 2016	400,000	413,312
Newell Rubbermaid, Inc., 2%, 2015	600,000	608,827
Newell Rubbermaid, Inc., 2.05%, 2017	426,000	427,866
Procter & Gamble Co., 0.75%, 2016	1,230,000	1,231,346
Reckitt Benckiser PLC, 2.125%, 2018 (n)	390,000	391,510

		$3,830,310
Consumer Services - 0.5%
eBay, Inc., 1.35%, 2017	$507,000	$507,165
Experian Finance PLC, 2.375%, 2017 (n)	462,000	462,361
Western Union Co., 2.375%, 2015	330,000	338,407
Western Union Co., FRN, 1.239%, 2015	1,020,000	1,023,288

		$2,331,221
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$608,463

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3%, 2018	$240,000	$244,741

Electronics - 0.5%
Applied Materials, Inc., 2.65%, 2016	$750,000	$780,059
Intel Corp., 1.35%, 2017	1,052,000	1,049,620
Tyco Electronics Group S.A., 1.6%, 2015	500,000	504,367
Tyco Electronics Group S.A., 2.375%, 2018	281,000	279,946

		$2,613,992
Emerging Market Quasi-Sovereign - 0.9%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$102,515
CNOOC Finance (2013) Ltd., 1.125%, 2016	730,000	728,622
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	594,926
Gaz Capital S.A., 4.95%, 2016 (n)	205,000	217,977
Korea Development Bank, 1%, 2016	710,000	707,119
Korea Gas Corp., 2.25%, 2017 (n)	440,000	442,350
Petrobras International Finance Co., 3.875%, 2016	735,000	753,375
Rosneft, 3.149%, 2017 (n)	394,000	396,049
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	567,000	555,063

		$4,497,996
Emerging Market Sovereign - 0.3%
Russian Federation, 3.25%, 2017 (n)	$800,000	$837,160
State of Qatar, 5.15%, 2014 (n)	600,000	604,260

		$1,441,420
Energy - Independent - 0.5%
Devon Energy Corp., 1.2%, 2016	$870,000	$872,450
Encana Corp., 5.9%, 2017	585,000	666,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Encana Holdings Finance Corp., 5.8%, 2014	$550,000	$556,973
Hess Corp., 7%, 2014	503,000	503,850
Petrohawk Energy Corp., 7.25%, 2018	84,000	89,905

		$2,690,083
Energy - Integrated - 1.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$970,000	$1,011,372
BP Capital Markets PLC, 3.125%, 2015	600,000	625,327
BP Capital Markets PLC, 0.7%, 2015	650,000	652,155
Chevron Corp., 0.889%, 2016	370,000	371,742
Chevron Corp., 1.104%, 2017	567,000	561,589
Husky Energy, Inc., 5.9%, 2014	600,000	611,464
Petro-Canada Financial Partnership, 5%, 2014	580,000	599,592
Shell International Finance B.V., 1.125%, 2017	550,000	547,997
Shell International Finance B.V., FRN, 0.45%, 2016	1,800,000	1,800,499
Total Capital International S.A., 1.5%, 2017	600,000	607,855
TOTAL S.A., 3%, 2015	520,000	538,818

		$7,928,410
Entertainment - 0.3%
Viacom, Inc., 1.25%, 2015	$800,000	$804,985
Walt Disney Co., 0.45%, 2015	800,000	800,294

		$1,605,279
Financial Institutions - 1.1%
General Electric Capital Corp., 2.15%, 2015	$1,000,000	$1,017,254
General Electric Capital Corp., FRN, 0.842%, 2015	410,000	413,127
General Electric Capital Corp., FRN, 0.839%, 2016	580,000	584,295
General Electric Capital Corp., FRN, 0.471%, 2016	2,100,000	2,101,229
LeasePlan Corp. N.V., 3%, 2017 (n)	540,000	550,422
LeasePlan Corp. N.V., 2.5%, 2018 (n)	405,000	401,954
NYSE Euronext, 2%, 2017	486,000	493,409

		$5,561,690
Food & Beverages - 3.2%
Anheuser-Busch InBev S.A., 3.625%, 2015	$200,000	$207,605
Anheuser-Busch InBev S.A., 0.8%, 2016	520,000	521,810
Anheuser-Busch InBev S.A., 1.375%, 2017	890,000	889,841
Campbell Soup Co., FRN, 0.541%, 2014	730,000	730,606
Coca-Cola Co., 1.15%, 2018	470,000	462,709
Coca-Cola Co., FRN, 0.341%, 2016	1,690,000	1,690,461
Conagra Foods, Inc., 5.875%, 2014	600,000	606,506
Conagra Foods, Inc., 1.3%, 2016	530,000	533,515
Diageo Capital PLC, 1.5%, 2017	850,000	854,321
General Mills, Inc., 5.2%, 2015	200,000	210,315
General Mills, Inc., FRN , 0.536%, 2016	430,000	430,169
Heineken N.V., 0.8%, 2015 (n)	440,000	440,653
Ingredion, Inc., 3.2%, 2015	170,000	176,101
Ingredion, Inc., 1.8%, 2017	314,000	307,032
Kellogg Co., 4.45%, 2016	320,000	344,635
Kraft Foods Group, Inc. , 1.625%, 2015	920,000	932,603
Molson Coors Brewing Co., 2%, 2017	960,000	969,627
PepsiAmericas, Inc., 4.375%, 2014	700,000	700,777
PepsiCo, Inc., 2.5%, 2016	970,000	1,006,626
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	832,618

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
SABMiller Holdings, Inc., 1.85%, 2015 (n)	$420,000	$424,778
SABMiller Holdings, Inc., 2.45%, 2017 (n)	600,000	620,392
SABMiller Holdings, Inc., FRN, 0.931%, 2018 (n)	930,000	934,509
Want Want China Finance Co., 1.875%, 2018 (n)	680,000	652,773
Wm. Wrigley Jr. Co., 1.4%, 2016 (n)	791,000	795,422
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	96,000	96,769

		$16,373,173
Food & Drug Stores - 0.4%
CVS Caremark Corp., 3.25%, 2015	$600,000	$620,418
CVS Caremark Corp., 1.2%, 2016	550,000	552,608
Walgreen Co., 1%, 2015	650,000	652,790

		$1,825,816
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 2017	$580,000	$594,545

Industrial - 0.1%
Cornell University, 4.35%, 2014	$465,000	$465,000

Insurance - 1.5%
Aflac, Inc., 3.45%, 2015	$700,000	$730,407
American International Group, Inc., 3%, 2015	730,000	749,614
American International Group, Inc., 5.85%, 2018	512,000	589,044
ING U.S., Inc., 2.9%, 2018	423,000	436,223
Lincoln National Corp., 4.3%, 2015	250,000	261,542
MetLife, Inc., 1.756%, 2017	178,000	178,503
Metropolitan Life Global Funding I, 0.768%, 2016 (n)	980,000	985,295
New York Life Global Funding, 1.3%, 2015 (n)	1,450,000	1,463,276
PRICOA Global Funding I, FRN, 0.508%, 2015 (n)	550,000	551,103
Prudential Financial, Inc., FRN, 1.02%, 2018	1,250,000	1,254,435
UnumProvident Corp., 6.85%, 2015 (n)	294,000	321,430

		$7,520,872
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 2017	$100,000	$99,270
WellPoint, Inc., 5%, 2014	740,000	769,100
Wellpoint, Inc., 1.25%, 2015	20,000	20,178

		$888,548
Insurance - Property & Casualty - 0.7%
ACE Ltd., 2.6%, 2015	$550,000	$569,263
Aon Corp., 3.5%, 2015	600,000	625,332
AXIS Capital Holdings Ltd., 5.75%, 2014	800,000	832,304
Berkshire Hathaway, Inc., FRN, 0.94%, 2014	870,000	873,311
QBE Insurance Group Ltd., 2.4%, 2018 (n)	543,000	526,189

		$3,426,399
International Market Quasi-Sovereign - 3.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$310,433
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	1,150,000	1,138,972
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,215,708
Dexia Credit Local S.A., 1.25%, 2016 (n)	1,110,000	1,114,049
Dexia Credit Local S.A., 2.25%, 2019 (z)	590,000	590,661
Electricite de France, 2.15%, 2019 (n)	1,200,000	1,193,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
FMS Wertmanagement, 0.625%, 2016	$1,020,000	$1,021,153
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,254,063
KfW Bankengruppe, 0.5%, 2015	1,250,000	1,253,538
Kommunalbanken A.S., 1%, 2014 (n)	300,000	300,906
Kommunalbanken A.S., 0.375%, 2015 (n)	580,000	580,458
Kommunalbanken A.S., 1.75%, 2015 (n)	1,200,000	1,226,700
Kommunalbanken A.S., 0.75%, 2016 (n)	560,000	558,232
Kommunalbanken A.S., 1%, 2018 (n)	330,000	323,364
Kommunalbanken A.S., FRN, 0.365%, 2016 (n)	160,000	160,000
Kreditanstalt für Wiederaufbau, FRN, 0.207%, 2015	850,000	849,940
Municipality Finance PLC, 2.375%, 2016	1,180,000	1,225,718
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	702,317
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (n)	230,000	230,537
Petroleos Mexicanos, 3.125%, 2019 (z)	321,000	322,296
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,411,063
Statoil A.S.A., 2.9%, 2014	700,000	712,297
Statoil A.S.A., 1.8%, 2016	350,000	358,105
Statoil A.S.A., FRN, 0.53%, 2018	852,000	851,290
Statoil A.S.A., FRN, 0.698%, 2018	490,000	492,989

		$19,398,489
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.375%, 2016 (n)	$1,070,000	$1,065,902
Kingdom of Sweden, 1%, 2018 (n)	1,100,000	1,084,981
Republic of Finland, 1.25%, 2015 (n)	1,300,000	1,320,124
Republic of Iceland, 4.875%, 2016 (n)	1,037,000	1,083,665

		$4,554,672
Local Authorities - 1.3%
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	$3,200,000	$3,190,176
Kommuninvest i Sverige AB, 0.875%, 2016 (n)	450,000	450,473
Province of Ontario, 4.5%, 2015	1,000,000	1,042,040
Province of Ontario, 1.1%, 2017	1,110,000	1,100,898
State of Illinois, 4.961%, 2016	620,000	664,671

		$6,448,258
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$570,000	$575,086

Major Banks - 5.5%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$1,420,000	$1,431,493
Bank of Montreal, 1.45%, 2018	3,010,000	2,975,352
Bank of Nova Scotia, FRN, 0.642%, 2016	1,420,000	1,422,748
Bank of Nova Scotia, FRN, 0.758%, 2016	420,000	421,759
BNP Paribas, 2.7%, 2018	1,090,000	1,108,853
BNP Paribas, FRN, 0.831%, 2016	280,000	280,872
Canadian Imperial Bank of Commerce, FRN, 0.756%, 2016	840,000	843,531
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	613,800
Commonwealth Bank of Australia, FRN, 0.745%, 2016 (n)	1,020,000	1,022,404
DBS Bank Ltd., 2.35%, 2017 (n)	770,000	788,604
DNB Bank A.S.A., 3.2%, 2017 (n)	1,135,000	1,193,055
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	325,345
HSBC Bank PLC, FRN, 0.88%, 2018 (n)	994,000	998,606
HSBC USA, Inc., 2.375%, 2015	350,000	356,759
HSBC USA, Inc., 1.625%, 2018	170,000	169,407

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
ING Bank N.V., 3.75%, 2017 (n)	$424,000	$450,542
ING Bank N.V., FRN, 1.191%, 2016 (n)	540,000	544,716
ING Bank N.V., FRN, 1.885%, 2015 (n)	560,000	571,877
KeyCorp, 3.75%, 2015	650,000	678,350
National Australia Bank Ltd., 2%, 2015	770,000	783,167
Nordea Bank AB, FRN, 0.699%, 2016 (n)	1,000,000	1,002,945
PNC Bank N.A., 1.3%, 2016	790,000	795,618
PNC Bank N.A., 1.15%, 2016	1,200,000	1,203,770
PNC Bank N.A., FRN, 0.545%, 2016	560,000	560,743
Royal Bank of Scotland PLC, 2.55%, 2015	1,050,000	1,073,940
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	400,000	408,851
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	435,124
Standard Chartered PLC, FRN, 1.189%, 2014 (n)	350,000	350,883
State Street Bank & Trust Co., FRN, 0.441%, 2015	678,000	677,418
Sumitomo Mitsui Banking Corp., 1.35%, 2015	740,000	747,911
Wells Fargo & Co., 3.75%, 2014	750,000	766,872
Wells Fargo & Co., 1.25%, 2015	840,000	846,796
Wells Fargo & Co., FRN, 0.766%, 2016	760,000	763,767
Westpac Banking Corp., 0.95%, 2016	1,180,000	1,189,997
Westpac Banking Corp., 2%, 2017	400,000	407,298

		$28,213,173
Medical & Health Technology & Services - 1.1%
Baxter International, Inc., 1.85%, 2017	$390,000	$396,626
Becton, Dickinson & Co., 1.75%, 2016	300,000	307,761
Catholic Health Initiatives, 1.6%, 2017	400,000	393,819
Covidien International Finance S.A., 6%, 2017	401,000	461,697
Covidien International Finance S.A., 1.35%, 2015	650,000	656,042
Express Scripts Holding Co., 2.1%, 2015	1,100,000	1,116,232
McKesson Corp., 0.95%, 2015	740,000	741,210
McKesson Corp., 3.25%, 2016	470,000	492,329
Thermo Fisher Scientific, Inc., 2.25%, 2016	840,000	863,386

		$5,429,102
Metals & Mining - 0.9%
Barrick Gold Corp., 2.5%, 2018	$360,000	$359,176
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	290,000	322,293
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	890,000	903,801
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	420,000	420,951
Glencore Funding LLC, FRN, 1.395%, 2016 (n)	930,000	927,272
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	1,530,000	1,579,751

		$4,513,244
Mortgage-Backed - 2.3%
Fannie Mae, 5.05%, 2016	$1,539,099	$1,630,098
Fannie Mae, 0.594%, 2015	1,604,195	1,606,743
Fannie Mae, 5.132%, 2016	487,195	519,169
Fannie Mae, 1.114%, 2017	870,000	867,988
Fannie Mae, 4.5%, 2024	1,190,901	1,275,706
Fannie Mae, 4%, 2025	130,703	140,385
Fannie Mae, 4.5%, 2025	463,990	496,888
Fannie Mae, TBA, 3%, 2028	750,000	772,266
Freddie Mac, 1.655%, 2016	228,564	232,093
Freddie Mac, 1.426%, 2017	272,000	273,687
Freddie Mac, 4%, 2025	711,343	757,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.5%, 2026	$949,598	$999,605
Freddie Mac, 2.5%, 2028	1,962,350	1,972,307

		$11,544,487
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$1,400,000	$1,404,858

Natural Gas - Distribution - 0.1%
GDF Suez, 1.625%, 2017 (n)	$740,000	$742,945

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$513,000	$520,898
Enterprise Products Operating LP, 3.7%, 2015	500,000	519,504
Enterprise Products Operating LP, 6.5%, 2019	930,000	1,111,235
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	600,609
ONEOK Partners LP, 3.2%, 2018	510,000	530,267
TransCanada PipeLines Ltd., FRN, 0.926%, 2016	1,190,000	1,199,425

		$4,481,938
Network & Telecom - 1.4%
AT&T, Inc., 0.8%, 2015	$1,430,000	$1,431,040
AT&T, Inc., 2.4%, 2016	160,000	165,010
AT&T, Inc., FRN, 0.624%, 2016	140,000	139,903
AT&T, Inc., FRN, 1.145%, 2018	1,570,000	1,586,226
BellSouth Corp., 5.2%, 2014	390,000	401,166
France Telecom, 2.125%, 2015	700,000	713,030
Verizon Communications, Inc., 0.7%, 2015	970,000	968,497
Verizon Communications, Inc., FRN, 1.772%, 2016	1,850,000	1,904,605

		$7,309,477
Oil Services - 0.1%
Noble Corp., 3.45%, 2015	$260,000	$269,156
Transocean, Inc., 2.5%, 2017	292,000	296,228

		$565,384
Oils - 0.1%
Phillips 66, 1.95%, 2015	$350,000	$355,210

Other Banks & Diversified Financials - 4.0%
Abbey National Treasury Services PLC, 3.05%, 2018	$439,000	$453,592
American Express Centurion Bank, FRN, 0.689%, 2015	500,000	501,596
American Express Credit Corp., 2.8%, 2016	420,000	438,740
American Express Credit Corp., FRN, 1.341%, 2015	50,000	50,646
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.686%, 2016 (n)	550,000	550,575
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.851%, 2016 (n)	1,320,000	1,325,782
Banque Federative du Credit Mutuel, FRN, 1.085%, 2016 (n)	420,000	421,246
Banque Federative du Credit Mutuel, FRN, 1.085%, 2017 (n)	800,000	799,772
BB&T Corp., 2.05%, 2014	500,000	501,310
BB&T Corp., 1.45%, 2018	521,000	514,164
BBVA Senior Finance S.A. Unipersonal, FRN, 2.363%, 2014	400,000	401,857
Capital One Financial Corp., 2.15%, 2015	750,000	761,828
Capital One Financial Corp., FRN, 1.388%, 2014	580,000	582,099
Capital One Financial Corp., FRN, 0.878%, 2015	320,000	320,780
Danske Bank A.S., 3.75%, 2015 (n)	690,000	712,901
Groupe BPCE S.A., 2.5%, 2018	920,000	920,543

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Groupe BPCE S.A., FRN, 1.488%, 2016	$1,700,000	$1,722,047
Intesa Sanpaolo S.p.A., 3.125%, 2016	640,000	652,803
Intesa Sanpaolo S.p.A., 2.375%, 2017	660,000	659,525
Intesa Sanpaolo S.p.A., FRN, 2.637%, 2014 (n)	280,000	280,306
Lloyds Bank PLC, 2.3%, 2018	630,000	632,948
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	1,000,000	1,034,400
Macquarie Bank Ltd., 5%, 2017 (n)	1,076,000	1,171,118
Santander Holdings USA, Inc., 3.45%, 2018	490,000	508,085
Skandinaviska Enskilda, 1.75%, 2018 (n)	480,000	475,973
SunTrust Banks, Inc., 3.5%, 2017	598,000	634,260
Svenska Handelsbanken AB, 2.875%, 2017	566,000	592,456
Svenska Handelsbanken AB, FRN, 0.695%, 2016	1,290,000	1,293,888
Svenska Handelsbanken AB, FRN, 0.715%, 2016	250,000	250,590
Swedbank AB, 2.125%, 2017 (n)	862,000	871,246
Union Bank, 3%, 2016	280,000	293,829

		$20,330,905
Personal Computers & Peripherals - 0.1%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$620,596

Pharmaceuticals - 1.2%
AbbVie, Inc., FRN, 0.998%, 2015	$730,000	$737,007
Amgen, Inc., 2.3%, 2016	440,000	454,256
Bristol-Myers Squibb Co., 0.875%, 2017	1,087,000	1,077,533
Celgene Corp., 2.45%, 2015	532,000	547,382
Mylan, Inc., 1.8%, 2016 (n)	790,000	804,117
Mylan, Inc., 1.35%, 2016	205,000	205,227
Sanofi, 1.2%, 2014	170,000	171,030
Sanofi, 1.25%, 2018	1,400,000	1,375,973
Sanofi, FRN, 0.556%, 2014	500,000	500,220
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	170,312
Watson Pharmaceuticals, Inc., 1.875%, 2017	330,000	329,240

		$6,372,297
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,057,986
Thomson Reuters Corp., 0.875%, 2016	740,000	736,400

		$1,794,386
Real Estate - 0.7%
ERP Operating, REIT, 5.125%, 2016	$925,000	$1,004,305
HCP, Inc., REIT, 2.7%, 2014	810,000	810,000
Health Care REIT, Inc., 2.25%, 2018	264,000	265,066
Mack-Cali Realty LP, 2.5%, 2017	330,000	329,871
Simon Property Group, Inc., REIT, 6.1%, 2016	410,000	451,506
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	302,000	298,221
Ventas Realty LP, 1.55%, 2016	470,000	474,267

		$3,633,236
Retailers - 0.1%
Wesfarmers Ltd., 2.983%, 2016 (n)	$300,000	$312,441
Wesfarmers Ltd., 1.874%, 2018 (n)	421,000	417,127

		$729,568
Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc., 2%, 2016	$174,000	$178,446
Airgas, Inc., 2.95%, 2016	700,000	726,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - continued
Ecolab, Inc., 2.375%, 2014	$380,000	$385,622
Ecolab, Inc., 1%, 2015	430,000	431,615

		$1,722,287
Supermarkets - 0.2%
Tesco PLC, 2%, 2014 (n)	$540,000	$546,278
Woolworths Ltd., 2.55%, 2015 (n)	600,000	616,779

		$1,163,057
Supranational - 0.3%
Council of Europe, 4.5%, 2014	$200,000	$203,454
International Bank for Reconstruction and Development, 0.5%, 2016	1,500,000	1,499,948

		$1,703,402
Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$270,509
American Tower Trust I, REIT, 1.551%, 2018 (n)	900,000	883,709
Crown Castle Towers LLC, 4.523%, 2015 (n)	625,000	643,244
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	315,848
Vodafone Group PLC, 4.15%, 2014	630,000	638,113

		$2,751,423
Tobacco - 0.4%
B.A.T. International Finance PLC, 1.4%, 2015 (n)	$620,000	$626,496
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	371,000	369,000
Lorillard Tobacco Co., 3.5%, 2016	370,000	390,034
Reynolds American, Inc., 1.05%, 2015	430,000	431,480

		$1,817,010
Transportation - Services - 0.1%
ERAC USA Finance Co., 1.4%, 2016 (n)	$330,000	$330,760
ERAC USA Finance Co., 2.75%, 2017 (n)	302,000	311,471

		$642,231
U.S. Government Agencies and Equivalents - 1.0%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,352,881
National Credit Union Administration, 1.4%, 2015	1,500,000	1,519,155
Private Export Funding Corp., 1.875%, 2018	1,120,000	1,133,577
Small Business Administration, 2.25%, 2021	902,978	928,919

		$4,934,532
U.S. Treasury Obligations - 3.3%
U.S. Treasury Notes, 0.25%, 2015	$17,000,000	$17,011,288

Utilities - Electric Power - 2.2%
American Electric Power Co., Inc., 1.65%, 2017	$398,000	$393,866
Dominion Resources, Inc., 1.95%, 2016	880,000	899,490
Duke Energy Corp., 6.3%, 2014	846,000	846,000
Duke Energy Corp., 1.625%, 2017	209,000	209,677
Duke Energy Indiana, Inc., FRN, 0.591%, 2016	370,000	370,112
Enel Finance International S.A., 6.25%, 2017 (n)	750,000	849,375
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	804,000	818,199
ITC Holdings Corp., 5.875%, 2016 (n)	470,000	519,474
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	1,175,000	1,179,088
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	670,000	675,424
PG&E Corp., 5.75%, 2014	600,000	604,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
PPL WEM Holdings PLC, 3.9%, 2016 (n)	$1,240,000	$1,308,355
PSEG Power LLC, 2.75%, 2016	360,000	373,045
Southern Co., 2.375%, 2015	1,000,000	1,027,604
Southern Co., 2.45%, 2018	630,000	646,309
Virginia Electric and Power Co., 1.2%, 2018	700,000	686,525

		$11,407,317
Total Bonds		$307,038,740

Commodity-Linked Structured Notes (n)(x) - 32.5%
Bank of America Corp. - DJUBGRTR Linked, FRN, 0.161%, 2014	$6,000,000	$4,146,095
Bank of America Corp. - DJUBSTR Linked, FRN, 0.16%, 2014	2,500,000	1,836,669
Bank of America Corp. - DJUBSTR Linked, FRN, 0.161%, 2015	13,000,000	14,164,613
Bank of America Corp. - DJUBSF3 Linked, FRN, 0.167%, 2014	3,500,000	2,291,586
Canadian Imperial Bank of Commerce-DJUBINTR Linked, FRN, 0.036%, 2014	8,000,000	7,207,841
Canadian Imperial Bank of Commerce-DJUBLITR Linked, FRN, 0.071%, 2014	3,000,000	3,458,195
Canadian Imperial Bank of Commerce-DJUBSTR Linked, FRN, 0.06%, 2014	3,000,000	3,002,570
Citigroup, Inc. - DJUBPRTR Linked, FRN, 0%, 2014	8,500,000	8,497,639
Citigroup, Inc. - DJUBGRTR Linked, FRN, 0%, 2014	3,000,000	2,640,375
Citigroup, Inc. - DJUBIN3T Linked, FRN, 0%, 2014	3,000,000	2,497,190
Citigroup, Inc.-DJUBSOTR Linked, FRN, 0%, 2014	2,000,000	1,852,511
Credit Suisse Group AG - DJUBGRTR Linked, FRN, 0.007%, 2015	8,500,000	8,756,184
Credit Suisse Group AG - DJUBGRTR Linked, FRN, 0.01%, 2014	7,000,000	4,363,590
Credit Suisse Group AG - DJUBLITR Linked, FRN, 0%, 2015	4,000,000	4,043,023
Credit Suisse Group AG - DJUGRTR Linked, FRN, 0.014%, 2015	4,000,000	5,059,635
Deutsche Bank AG London - DJUBEN3T Linked, FRN, 0%, 2014	5,000,000	5,897,514
Deutsche Bank AG London - DJUBEN3T Linked, FRN, 0%, 2014	3,000,000	2,899,021
Deutsche Bank AG London - DJUBSOTR Linked, FRN, 0.01%, 2014	4,000,000	3,221,614
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0.025%, 2014	3,300,000	4,223,535
Goldman Sachs Group, Inc. - DJUBSF3 Linked, FRN, 0.048%, 2014	9,000,000	7,498,697
JPMorgan Chase Bank N.A. - DJUBPRTR Linked, FRN, 0.068%, 2014	2,000,000	1,568,152
JPMorgan Chase Bank N.A. - DJUBEN3T Linked, FRN, 0.146%, 2014	2,000,000	2,205,286
JPMorgan Chase Bank N.A. - DJUBENTR Linked, FRN, 0.138%, 2014	8,000,000	9,198,521
JPMorgan Chase Bank N.A. - DJUBGRTR Linked, FRN, 0.142%, 2015	2,500,000	2,290,627
JPMorgan Chase Bank N.A. - DJUBLITR Linked, FRN, 0.066%, 2014	3,500,000	4,160,310
JPMorgan Chase Bank N.A. - DJUBSF2T Linked, FRN, 0.146%, 2014	5,950,000	4,307,885
Morgan Stanley - DJUBENTR Linked, FRN, 0.07%, 2014	3,000,000	4,211,983
Morgan Stanley - DJUBENTR Linked, FRN, 0.07%, 2014	5,400,000	6,329,782
Morgan Stanley - DJUBENTR Linked, FRN, 0.07%, 2014	2,500,000	3,217,920
Morgan Stanley - DJUBGRTR Linked, FRN, 0.07%, 2014	5,000,000	3,094,190
Morgan Stanley - DJUBGRTR Linked, FRN, 0.07%, 2014	2,000,000	1,504,469
Morgan Stanley - DJUBINTR Linked, FRN, 0.07%, 2014	2,600,000	2,253,124
Morgan Stanley - DJUBSF3 Linked, FRN, 0.07%, 2014	4,500,000	3,769,521
UBS AG - DJUBEN3T Linked, FRN, 0.088%, 2014	7,500,000	8,025,189
UBS AG - DJUBENTR Linked, FRN, 0.042%, 2014	2,500,000	3,042,884
UBS AG - DJUBINTR Linked, FRN, 0.042%, 2014	2,500,000	2,325,465
UBS AG - DJUBPRTR Linked, FRN, 0%, 2015	5,000,000	4,971,504
UBS AG - DJUBSF2T Linked, FRN, 0.088%, 2014	4,000,000	2,567,247
Total Commodity-Linked Structured Notes		$166,602,156

Money Market Funds - 8.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	43,094,939	$43,094,939
Total Investments		$516,735,835

Other Assets, Less Liabilities - (0.9)%		(4,610,493)
Net Assets - 100.0%		$512,125,342

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $270,146,899 representing 52.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Dexia Credit Local S.A., 2.25%, 2019	1/23/14	$588,226	$590,661
Petroleos Mexicanos, 3.125%, 2019	1/15/24	321,000	322,296
Total Restricted Securities			$912,957
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DJUBEN3T	Dow Jones-UBS Energy Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBIN3T	Dow Jones-UBS Industrial Metals Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index is composed of futures contracts on gold and silver.
DJUBSF2T	Dow Jones-UBS Commodity Index 2 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSF3	A commodity group subindex of the DJ-UBSCI composed longer-dated futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$21,945,819	$—	$21,945,819
Non-U.S. Sovereign Debt	—	31,595,974	—	31,595,974
Municipal Bonds	—	1,404,858	—	1,404,858
U.S. Corporate Bonds	—	106,317,164	—	106,317,164
Residential Mortgage-Backed Securities	—	11,544,487	—	11,544,487
Commercial Mortgage-Backed Securities	—	3,132,544	—	3,132,544
Asset-Backed Securities (including CDOs)	—	36,399,437	—	36,399,437
Foreign Bonds	—	94,698,457	—	94,698,457
Commodity Linked Structured Notes	—	166,602,156	—	166,602,156
Mutual Funds	43,094,939	—	—	43,094,939
Total Investments	$43,094,939	$473,640,896	$—	$516,735,835

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in

Supplemental Information (unaudited) – continued

the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$523,656,867
Gross unrealized appreciation	13,208,181
Gross unrealized depreciation	(20,129,213)
Net unrealized appreciation (depreciation)	$(6,921,032)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,744,992	152,707,150	(132,357,203)	43,094,939

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,878	$43,094,939

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.